Related Party Transactions (Details) - Schedule of related party transactions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Related Party Transactions Abstract
Revenue	$ 7,013	$ 6,668
Accounts receivable	583	2,083
Deferred revenue	$ 15,238	$ 16,787